SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Share-based payment transaction
Summary of share-based compensation recorded during the year

	Years ended December 31,
	2017	2016
Share option plan expense (i)	$2.4	$2.8
Restricted share unit plan expense, including restricted performance shares (ii)	23.4	24.0
Deferred share units expense (iii)	1.2	1.2
Employer portion of employee share purchase plan (iv)	2.0	2.0

Total share-based compensation	$29.0	$30.0

Share options
Share-based payment transaction
Summary of status of the share option plan and changes during the year

The following table summarizes the status of the share option plan and changes during the years ended December 31, 2017 and 2016:

	2017		2016
	Number of options (000’s)	Weighted average exercise price (CDN$/option)	Number of options (000’s)	Weighted average exercise price (CDN$/option)
Balance at January 1	12,429	$6.95	13,513	$7.57
Granted	1,669	5.06	1,872	4.17
Exercised	(265)	4.09	(708)	5.17
Forfeited	(1,567)	8.74	(1,300)	6.57
Expired	(93)	7.38	(948)	12.17

Outstanding at end of period	12,173	$6.52	12,429	$6.95

Exercisable at end of period	8,539	$7.41	7,911	$8.51

Summary of information about the stock options outstanding and exercisable

The following table summarizes information about the stock options outstanding and exercisable at December 31, 2017:

		Options outstanding			Options exercisable
Exercise price range in		Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
CDN$:		(000’s)	(CDN$)	(years)	(000’s)	(CDN$)	(years)
$2.96	$4.22	4,169	$3.87	4.12	2,151	$3.81	3.81
4.23	9.53	6,145	6.41	3.32	4,528	6.89	2.31
9.54	14.31	1,140	10.70	1.20	1,141	10.70	1.20
14.32	16.25	719	16.25	0.15	719	16.25	0.15

		12,173	$6.52	3.21	8,539	$7.41	2.36

Summary of weighted average assumptions used in computing the fair value of stock options using the Black-Scholes option pricing model

The following weighted average assumptions were used in computing the fair value of stock options using the Black-Scholes option pricing model granted during the years ended December 31, 2017 and 2016:

	2017	2016
Weighted average share price (CDN$)	$5.06	$4.17
Expected dividend yield	0.0%	0.0%
Expected volatility	49.3%	56.9%
Risk-free interest rate	1.1%	0.6%
Expected option life (in years)	4.5	4.5

Weighted average fair value per stock option granted (CDN$)	$2.09	$1.92

RSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

The following table summarizes information about the RSUs outstanding at December 31, 2017 and 2016:

	2017		2016
	Number of units (000’s)	Weighted average fair value (CDN$/unit)	Number of units (000’s)	Weighted average fair value (CDN$/unit)
Balance at January 1	9,219	$4.01	9,041	$4.41
Granted	5,128	5.07	5,502	4.14
Redeemed	(4,847)	4.01	(4,435)	4.96
Forfeited	(1,223)	4.24	(889)	4.11

Outstanding at end of period	8,277	$4.63	9,219	$4.01

RPSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

The following table summarizes information about the RPSUs outstanding at December 31, 2017 and 2016:

	2017		2016
	Number of units (000’s)	Weighted average fair value (CDN$/unit)	Number of units (000’s)	Weighted average fair value (CDN$/unit)
Balance at January 1	4,993	$4.51	4,313	$4.88
Granted	1,209	5.32	1,887	4.47
Redeemed	(889)	5.39	(495)	6.55
Forfeited	(427)	4.81	(712)	5.20

Outstanding at end of period	4,886	$4.52	4,993	$4.51

DSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value
	Years ended December 31,
	2017	2016
DSUs granted (000’s)	297	308
Weighted average grant-date fair value (CDN$/ unit)	$5.15	$4.97